Consolidated Statement of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Income and Comprehensive Income [Abstract]
Net income	$ 641,282	$ 631,290	$ 546,373
Non-credit-related impairment recoveries on debt securities not expected to be sol	153	12,490	7,499
Net change in unrealized holding gains (losses) on debt (equity) securities available for sale	(77,593)	55,305	64,921
Unrealized gains (losses) on cash flow hedging derivatives	(65,928)	6,186	5,188
Change in accumulated unrealized losses for pension and other postretirement obligations	80,176	(51,035)	(53,875)
Other Comprehensive Income (Loss), Net of Tax	(63,192)	22,946	23,733
Comprehensive Income	$ 578,090	$ 654,236	$ 570,106